Cover	Oct. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-11288
Entity Registrant Name	ENERPAC TOOL GROUP CORP.
Entity Central Index Key	0000006955
Entity Tax Identification Number	39-0168610
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	648 N. Plankinton Ave. 4th Floor
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	262
Local Phone Number	293-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.20 per share
Trading Symbol	EPAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false